INSURANCE - Insurance service result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INSURANCE
Income from insurance activities	$ 18,566,744	$ 19,169,750
Incurred claims	(2,576,344)	(3,162,593)
Acquisition and administrative expenses	(3,166,962)	(2,743,291)
Insurance service expenses	(5,743,306)	(5,905,884)
Allocation of reinsurance premiums	148,589	410,689
Amounts recoverable from reinsurers for incurred claims	36,990	12,268
Net expenses from reinsurance contracts held	(111,599)	(398,421)
Insurance service result - NIIF 17	12,711,839	12,865,445
Broker activity operations	1,719,474	1,238,709
Insurance service result	14,431,313	14,104,154
PAA
INSURANCE
Income from insurance activities	$ 18,566,744	$ 19,169,750